Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - Gross carrying amount [member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets and Financial Liabilities [Line Items]
Receivables	$ 22,243,647	$ 532,268
Cash and cash equivalents	14,670,545	15,043,201
Refundable deposits	79,154	74,330
Financial assets and financial liabilities	36,993,346	15,649,799
Amortised cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Receivables	22,243,647	532,268
Cash and cash equivalents	14,670,545	15,043,201
Refundable deposits	79,154	74,330
Financial assets and financial liabilities	36,993,346	15,649,799
Other financial liabilities [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Receivables
Cash and cash equivalents
Refundable deposits
Financial assets and financial liabilities